Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	Strategic Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001873280
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2023
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A